Shareholder Report, Holdings (Details) - C000241224	Oct. 31, 2025
FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FR_046353108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_BJDS7L900
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.30%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%